Financial risk review - Schedule of Future Cash Flows Between Assets and Liabilities Grouped by its Remaining Maturity with Respect to the Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks	$ 2,047,452	$ 1,241,586
Securities, net	1,022,131	1,023,632
Loans	7,195,567	6,763,020
Derivative financial instruments - assets	157,267	68,159
Liabilities
Deposits	(4,451,025)	(3,205,386)
Securities sold under repurchase agreements	(310,197)	(300,498)	$ (427,498)
Borrowings and debt	(4,351,988)	(4,416,511)	$ (3,304,178)	$ (1,966,271)
Lease liabilities	(16,707)	(16,745)
Derivative financial instruments - liabilities	(40,613)	(33,761)
Liquidity risk
Assets
Cash and due from banks	2,047,452	1,241,586
Securities, net	1,022,131	1,023,632
Loans	7,220,520	6,760,434
Derivative financial instruments - assets	157,267	68,159
Total	10,447,370	9,093,811
Liabilities
Deposits	(4,451,025)	(3,205,386)
Securities sold under repurchase agreements	(310,197)	(300,498)
Borrowings and debt	(4,401,205)	(4,464,389)
Lease liabilities	(16,707)	(16,745)
Derivative financial instruments - liabilities	(40,613)	(33,761)
Total	(9,219,747)	(8,020,779)
Subtotal net position	1,227,623	1,073,032
Up to 3 months | Liquidity risk
Assets
Cash and due from banks	2,048,021	1,241,779
Securities, net	10,992	129,983
Loans	1,935,474	2,294,259
Derivative financial instruments - assets	2,510	4,216
Total	3,996,997	3,670,237
Liabilities
Deposits	(3,270,253)	(2,770,754)
Securities sold under repurchase agreements	(317,951)	(53,418)
Borrowings and debt	(856,466)	(776,584)
Lease liabilities	(284)	(384)
Derivative financial instruments - liabilities	(17,188)	(3,702)
Total	(4,462,142)	(3,604,842)
Subtotal net position	(465,145)	65,395
Off-balance sheet contingencies
Confirmed letters of credit	264,603	166,367
Stand-by letters of credit and guarantees	196,775	132,353
Credit commitments	20,000	0
Total	481,378	298,720
Total net position	(946,523)	(233,325)
3 to 6 months | Liquidity risk
Assets
Cash and due from banks	0	0
Securities, net	89,836	105,789
Loans	1,775,280	1,478,494
Derivative financial instruments - assets	5,783	10,831
Total	1,870,899	1,595,114
Liabilities
Deposits	(536,751)	(256,989)
Securities sold under repurchase agreements	0	(64,513)
Borrowings and debt	(746,314)	(895,531)
Lease liabilities	(286)	(384)
Derivative financial instruments - liabilities	(1,994)	(764)
Total	(1,285,345)	(1,218,181)
Subtotal net position	585,554	376,933
Off-balance sheet contingencies
Confirmed letters of credit	64,100	117,398
Stand-by letters of credit and guarantees	79,659	117,750
Credit commitments	39,497	13,102
Total	183,256	248,250
Total net position	402,298	128,683
6 months to 1 year | Liquidity risk
Assets
Cash and due from banks	0	0
Securities, net	110,816	98,345
Loans	1,524,298	1,223,661
Derivative financial instruments - assets	54,983	14,015
Total	1,690,097	1,336,021
Liabilities
Deposits	(606,002)	(161,889)
Securities sold under repurchase agreements	0	(55,144)
Borrowings and debt	(989,680)	(934,288)
Lease liabilities	(572)	(738)
Derivative financial instruments - liabilities	(7,849)	(63)
Total	(1,604,103)	(1,152,122)
Subtotal net position	85,994	183,899
Off-balance sheet contingencies
Confirmed letters of credit	345	21,024
Stand-by letters of credit and guarantees	199,192	92,750
Credit commitments	37,545	32,906
Total	237,082	146,680
Total net position	(151,088)	37,219
1 to 5 years | Liquidity risk
Assets
Cash and due from banks	0	0
Securities, net	886,944	744,996
Loans	2,580,310	2,244,454
Derivative financial instruments - assets	90,516	39,097
Total	3,557,770	3,028,547
Liabilities
Deposits	(90,194)	(39,805)
Securities sold under repurchase agreements	0	(138,286)
Borrowings and debt	(2,167,620)	(2,212,704)
Lease liabilities	(4,728)	(5,769)
Derivative financial instruments - liabilities	(11,661)	(26,882)
Total	(2,274,203)	(2,423,446)
Subtotal net position	1,283,567	605,101
Off-balance sheet contingencies
Confirmed letters of credit	16,560	0
Stand-by letters of credit and guarantees	15,000	8,772
Credit commitments	130,430	76,952
Total	161,990	85,724
Total net position	1,121,577	519,377
More than 5 years | Liquidity risk
Assets
Cash and due from banks	0	0
Securities, net	32,117	10,293
Loans	243,491	158,967
Derivative financial instruments - assets	3,473	0
Total	279,081	169,260
Liabilities
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt	(59,762)	(41,523)
Lease liabilities	(10,837)	(13,771)
Derivative financial instruments - liabilities	(2,034)	(2,350)
Total	(72,633)	(57,644)
Subtotal net position	206,448	111,616
Off-balance sheet contingencies
Confirmed letters of credit	0	0
Stand-by letters of credit and guarantees	0	0
Credit commitments	0	0
Total	0	0
Total net position	206,448	111,616
Gross inflows (outflows) | Liquidity risk
Assets
Cash and due from banks	2,048,021	1,241,779
Securities, net	1,130,705	1,089,406
Loans	8,058,853	7,399,835
Derivative financial instruments - assets	157,265	68,159
Total	11,394,844	9,799,179
Liabilities
Deposits	(4,503,200)	(3,229,437)
Securities sold under repurchase agreements	(317,951)	(311,361)
Borrowings and debt	(4,819,842)	(4,860,630)
Lease liabilities	(16,707)	(21,046)
Derivative financial instruments - liabilities	(40,726)	(33,761)
Total	(9,698,426)	(8,456,235)
Subtotal net position	1,696,418	1,342,944
Off-balance sheet contingencies
Confirmed letters of credit	345,608	304,789
Stand-by letters of credit and guarantees	490,626	351,625
Credit commitments	227,472	122,960
Total	1,063,706	779,374
Total net position	$ 632,712	$ 563,570